S000031370 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	171 Months Ended	260 Months Ended	277 Months Ended	307 Months Ended	498 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P North American Technology Sector Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		36.08%	21.06%		20.70%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%		12.55%
Columbia Seligman Technology and Information Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		27.11%	20.61%		20.00%
Performance Inception Date						Sep. 27, 2010
Columbia Seligman Technology and Information Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		27.21%	20.72%		20.02%
Performance Inception Date				Mar. 01, 2017
Columbia Seligman Technology and Information Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		26.88%	20.32%		19.71%
Performance Inception Date	Oct. 02, 2024
Columbia Seligman Technology and Information Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		19.50%	18.90%		19.00%
Performance Inception Date										Jun. 23, 1983
Columbia Seligman Technology and Information Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	16.24%		16.24%
Performance Inception Date										Jun. 23, 1983
Columbia Seligman Technology and Information Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.07%	14.84%		15.14%
Performance Inception Date										Jun. 23, 1983
Columbia Seligman Technology and Information Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		24.93%	19.42%		18.81%
Performance Inception Date									May 27, 1999
Columbia Seligman Technology and Information Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent		26.48%	20.01%		19.40%
Performance Inception Date							Apr. 30, 2003
Columbia Seligman Technology and Information Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		27.17%	20.66%		20.07%
Performance Inception Date								Nov. 30, 2001